Income Taxes - Reconciliation of Income Tax Expense (Detail) - USD ($) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Tax provision at the parent statutory rate			$ 222	$ 278	$ 127
Foreign income taxed at different rates			79	102	94
Change in valuation allowance	$ 539	$ 539	(502)	31	166
Italian IRAP taxes			14	21	17
Tax contingencies			7	29	18
Tax credits and incentives			(88)	(66)	(48)
Venezuela remeasurement, and impairment and deconsolidation charges			0	0	18
Change in tax rate or law			(5)	(8)	46
Withholding taxes			2	7	6
Other			0	23	13
Total income tax provision (benefit)			$ (271)	$ 417	$ 457